Related Party Transactions (Details) - BRL (R$) R$ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Operating leasing
Operating leasing non current		180	180
Health plan and dental plan non current	[1]
Assets 1 [Member] | Guanhaes Energia S.A. ("Guanhaes Energia") [member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Provision of services		2	1
Assets 1 [Member] | Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services
Interest on Equity, and dividends		3
Assets 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Transmission charges		10	9
Assets 1 [Member] | Paracambi [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Provision of services
Assets 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Assets 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Connection charges
Transmission charges
Provision of services		1	1
Interest on Equity, and dividends		77	111
Assets 1 [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services
Assets 1 [Member] | Governodo Estadode Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Customers and traders		11	11
Accounts Receivable		13	13
Provision of legal services		18	27
Assets 1 [Member] | F I C Pampulha [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		38	159
Marketable securities		413	357
Marketable securities non current			135
Assets 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Post-employment obligations	[2]
Supplementary pension contributions - Defined contribution plan	[3]
Administrative running costs	[4]
Post-employment obligations	[2]
Assets 1 [Member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Health plan and dental plan current	[1]
Health plan and dental plan non current	[1]
Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Operating leasing		19	19
Operating leasing non current		199	195
Liabilities 1 [Member] | Guanhaes Energia S.A. ("Guanhaes Energia") [member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Provision of services
Liabilities 1 [Member] | Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services		10	17
Interest on Equity, and dividends
Liabilities 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		34	33
Transmission charges
Liabilities 1 [Member] | Paracambi [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		3	3
Provision of services
Liabilities 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy			4
Liabilities 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Connection charges
Transmission charges		7	11
Provision of services
Liabilities 1 [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services		6	10
Liabilities 1 [Member] | Governodo Estadode Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Customers and traders
Accounts Receivable
Provision of legal services
Liabilities 1 [Member] | F I C Pampulha [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Marketable securities
Marketable securities non current
Liabilities 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Post-employment obligations	[2]	400	53
Supplementary pension contributions - Defined contribution plan	[3]
Administrative running costs	[4]
Post-employment obligations	[2]	1,672	1,648
Liabilities 1 [Member] | C E M I G Saude [Member]
IfrsStatementLineItems [Line Items]
Health plan and dental plan current	[1]		208
Health plan and dental plan non current	[1]		2,396
Revenue 1 [Member]
IfrsStatementLineItems [Line Items]
Operating leasing
Operating leasing non current
Revenue 1 [Member] | Guanhaes Energia S.A. ("Guanhaes Energia") [member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Provision of services		2	2
Revenue 1 [Member] | Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services
Interest on Equity, and dividends
Revenue 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Transmission charges		35	33
Revenue 1 [Member] | Paracambi [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Provision of services		1	1
Revenue 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy
Revenue 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Connection charges
Transmission charges
Provision of services		2	2
Revenue 1 [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services
Revenue 1 [Member] | Governodo Estadode Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Customers and traders		233	231
Accounts Receivable
Provision of legal services
Revenue 1 [Member] | F I C Pampulha [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Marketable securities		30	16
Marketable securities non current
Revenue 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Post-employment obligations	[2]
Supplementary pension contributions - Defined contribution plan	[3]
Administrative running costs	[4]
Post-employment obligations	[2]
Health plan and dental plan current	[1]
Health plan and dental plan non current	[1]
Expenses 1 [Member]
IfrsStatementLineItems [Line Items]
Operating leasing		22	(25)
Operating leasing non current
Expenses 1 [Member] | Guanhaes Energia S.A. ("Guanhaes Energia") [member]
IfrsStatementLineItems [Line Items]
Transactions with energy		(1)
Provision of services
Expenses 1 [Member] | Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services
Interest on Equity, and dividends
Expenses 1 [Member] | Norte Energia [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		(303)	(290)
Transmission charges
Expenses 1 [Member] | Paracambi [Member]
IfrsStatementLineItems [Line Items]
Transactions with energy		(32)	(31)
Provision of services
Expenses 1 [Member] | Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Transactions with energy		(1)	(46)
Expenses 1 [Member] | Taesa [Member]
IfrsStatementLineItems [Line Items]
Connection charges		(1)	(5)
Transmission charges		(145)	(146)
Provision of services
Expenses 1 [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Provision of legal services
Expenses 1 [Member] | Governodo Estadode Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
Customers and traders
Accounts Receivable
Provision of legal services
Expenses 1 [Member] | F I C Pampulha [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Marketable securities
Marketable securities non current
Expenses 1 [Member] | Forluz [Member]
IfrsStatementLineItems [Line Items]
Post-employment obligations	[2]	(210)	(214)
Supplementary pension contributions - Defined contribution plan	[3]	(91)	(89)
Administrative running costs	[4]	(42)	(40)
Post-employment obligations	[2]
Health plan and dental plan current	[1]	(305)	(274)
Health plan and dental plan non current	[1]

[1]	Post-employment obligations related to the employees' health and dental plan.
[2]

Forluz's contracts are adjusted by the Broad National Consumer Price Index - IPCA of the Brazilian Institute of Geography and Statistics - IBGE, plus interest of 0% per year and will be amortized until 2031;

[3]	Company's contributions to the Pension Fund regarding the employees participating in the Mixed Plan and calculated over monthly remunerations in conformity with the Fund's regulation;
[4]	Funds for the annual administrative funding of the Pension Fund in accordance with the specific legislation for the sector. The amounts are estimated as a percentage of the Company's payroll;